Operating Leases - Supplemental information (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
Operating Leases
Cash paid for amounts included in the measurement of lease liabilities: Operating cash flows from operating leases	¥ 40,840
Right of use assets obtained in exchange for lease obligations: Operating lease liabilities	¥ 38,407